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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

                               Brian C. Broderick
                    Name of Institutional Investment Manager

Hemenway & Barnes     60 State Street      Boston,       MA      02109
Business Address          (Street)         (City)     (State)    (Zip)

                                 (617) 227-7940
   Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2005.

                                     Brian C. Broderick
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

           Name:                13F File No.:
---------------------------     -------------
1.  John M. Cornish                 28-5362
2.  Michael B. Elefante            28-06281
3.  Roy A. Hammer                   28-5798
4.  Stephen W. Kidder (35)*        28-11134
5.  Lawrence T. Perera             28-06167
6.  Michael J. Puzo                28-06165
7.  Kurt F. Somerville             28-10379
8.
    -----------------------        --------
9.
    -----------------------        --------
10.
    -----------------------        --------

*    Refers to manager number on attached detail in Item 7.

                                                                          Page 1
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # BRIAN C. BRODERICK/

                                                                                      ITEM 6:                    ITEM 8:
                                                                         ITEM 5:    INVESTMENT              VOTING AUTHORITY
                                                 ITEM 3:     ITEM 4:    SHARES OR   DISCRETION              ----------------
         ITEM 1:                   ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)  (B)   (C)
     NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE SHARES NONE
-----------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ---- ------ ----
ABBOTT LABS                    COMMON STOCK     002824100       487515      11498             xx                   2448
                                                                                              xx     35            9050
ALBERTO CULVER CO.             COMMON STOCK     013068101       280806       6275             xx                   2925
                                                                                              xx     35            3350
AMAZON NOTE CONV SUB DEB       CONV. CORPORATE
                               BONDS            023135AF3      1285413    1315000             xx                 805000
                                                                                              xx     35          510000
AMGEN INC.                     COMMON STOCK     031162100      1340448      16825             xx                  10425
                                                                                              xx     35            6400
ANALOG DEVICES, INC.           COMMON STOCK     032654105       662206      17830             xx                  10455
                                                                                              xx     35            7375
ANHEUSER BUSCH CO INC.         COMMON STOCK     035229103       301280       7000             xx                   7000
APTARGROUP INC                 COMMON STOCK     038336103       532718      10695             xx                   6475
                                                                                              xx     35            4220
AUTOMATIC DATA PROCESSING      COMMON STOCK     053015103       343459       7980             xx                   4780
                                                                                              xx     35            3200
AVERY DENNISON CORP.           COMMON STOCK     053611109       280287       5350             xx                   3350
                                                                                              xx     35            2000
BP PLC ADR                     COMMON STOCK     055622104      1715279      24210             xx                  14721
                                                                                              xx     35            9489
BEA SYSTEMS INC.               CORPORATE BONDS  073325AD4      1091188    1105000             xx                 635000
                                                                                              xx     35          470000
BIOMET INC                     COMMON STOCK     090613100       479866      13825             xx                   8875
                                                                                              xx     35            4950
BURLINGTON RESOURCES INC.      COMMON STOCK     122014103       242822       2986             xx                   1986
                                                                                              xx     35            1000
CANADIAN NATIONAL RAILWAY CO.  COMMON STOCK     136375102      1153729      16252             xx                   9155
                                                                                              xx     35            7097

                                                                          Page 2
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # BRIAN C. BRODERICK/

                                                                                      ITEM 6:                    ITEM 8:
                                                                         ITEM 5:   INVESTMENT              VOTING AUTHORITY
                                                 ITEM 3:     ITEM 4:    SHARES OR  DISCRETION              ----------------
         ITEM 1:                   ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)  (B)   (C)
     NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE SHARES NONE
-----------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ---- ------ ----
CHEVRON CORP.                  COMMON STOCK     166764100       900524      13912             xx                   7212
                                                                                              xx     35            6700
CISCO SYS INC.                 COMMON STOCK     17275R102       329961      18413             xx                  12963
                                                                                              xx     35            5450
CITIZENS COMMUNICATIONS CO     COMMON STOCK     17453B101       170215      12562             xx                  12562
COCA COLA CO.                  COMMON STOCK     191216100       300171       6950             xx                   6200
                                                                                              xx     35             750
CONOCOPHILLIPS                 COMMON STOCK     20825C104       234129       3349             xx                   3349
E I DU PONT DE NEMOURS & CO.   COMMON STOCK     263534109       343403       8767             xx                   7567
                                                                                              xx     35            1200
E M C CORP.                    COMMON STOCK     268648102       361919      27969             xx                  14800
                                                                                              xx     35           13169
EMERSON ELECTRIC CO.           COMMON STOCK     291011104       837906      11670             xx                   6620
                                                                                              xx     35            5050
ENCANA CORP.                   COMMON STOCK     292505104      1861255      31920             xx                  22200
                                                                                              xx     35            9720
EXXON MOBIL CORP.              COMMON STOCK     30231G102      3371623      53063             xx                  42107
                                                                                              xx     35           10956
GANNETT CO.                    COMMON STOCK     364730101       213373       3100             xx                   3100
GENERAL ELECTRIC CO.           COMMON STOCK     369604103      1579460      46910             xx                  37010
                                                                                              xx     35            9900
INTEL CORPORATION              COMMON STOCK     458140100      1331642      54022             xx                  34332
                                                                                              xx     35           19690
IVAX CORP                      CORPORATE BONDS  465823AG7      1168538    1170000             xx                 660000
                                                                                              xx     35          510000
JEFFERSON-PILOT CORP.          COMMON STOCK     475070108      1283599      25085             xx                  15248
                                                                                              xx     35            9837

                                                                          Page 3
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # BRIAN C. BRODERICK/

                                                                                      ITEM 6:                    ITEM 8:
                                                                          ITEM 5:   INVESTMENT              VOTING AUTHORITY
                                                 ITEM 3:     ITEM 4:    SHARES OR   DISCRETION              ----------------
         ITEM 1:                   ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)  (B)   (C)
     NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE SHARES NONE
-----------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ---- ------ ----
JOHNSON & JOHNSON              COMMON STOCK     478160104      1955479      30902             xx                  24552
                                                                                              xx     35            6350
KIMBERLY CLARK CORP            COMMON STOCK     494368103       251812       4230             xx                   4030
                                                                                              xx     35             200
KOPIN                          COMMON STOCK     500600101       141780      20400             xx                  11600
                                                                                              xx     35            8800
KOSAN BIOSCIENCES INC          RESTRICTED       50064W107       436200      60000             xx     35           60000

ELI LILLY & CO.                COMMON STOCK     532457108       214080       4000             xx                   4000
MCDONALD'S CORP.               COMMON STOCK     580135101       284665       8500             xx                   8500
MERCK & CO INC.                COMMON STOCK     589331107       565016      20765             xx                  11905
                                                                                              xx     35            8860
MICROSOFT CORP.                COMMON STOCK     594918104       463140      18000             xx                  11500
                                                                                              xx     35            6500
MOTOROLA INC.                  COMMON STOCK     620076109       207082       9400             xx                   9400

NOKIA CORP ADR A               COMMON STOCK     654902204       237586      14050             xx                   6250
                                                                                              xx     35            7800
ORACLE CORP.                   COMMON STOCK     68389X105       163680      13200             xx                   7700
                                                                                              xx     35            5500
PEPSICO INC.                   COMMON STOCK     713448108       379957       6700             xx                   3650
                                                                                              xx     35            3050
PFIZER INC.                    COMMON STOCK     717081103       549540      22008             xx                  21008
                                                                                              xx     35            1000
PROCTER & GAMBLE CO.           COMMON STOCK     742718109      2038170      34278             xx                  25158
                                                                                              xx     35            9120
SIGMA ALDRICH CORP             COMMON STOCK     826552101       371548       5800             xx                   5800
J M SMUCKER CO NEW             COMMON STOCK     832696405       763049      15720             xx                   9600
                                                                                              xx     35            6120

                                                                          Page 4
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # BRIAN C. BRODERICK/

                                                                                      ITEM 6:                    ITEM 8:
                                                                         ITEM 5:    INVESTMENT              VOTING AUTHORITY
                                                 ITEM 3:     ITEM 4:    SHARES OR   DISCRETION              ----------------
         ITEM 1:                   ITEM 2:        CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)  (B)   (C)
     NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE SHARES NONE
-----------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ---- ------ ----
STATE STREET CORP.             COMMON STOCK     857477103       456179       9325             xx                   3579
                                                                                              xx     35            5746
3 M COMPANY                    COMMON STOCK     88579Y101      1774872      24194             xx                  18704
                                                                                              xx     35            5490
V F CORP                       COMMON STOCK     918204108       333907       5760             xx                   5760
WACHOVIA CORP 2ND NEW          COMMON STOCK     929903102       380720       8000             xx                   8000
WYETH                          COMMON STOCK     983024100       340085       7350             xx                   3050
                                                                                              xx     35            4300
TOTAL:                                                      36,793,281